Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

June 30, 2013

Dates Covered
Collections Period	06/01/13 - 06/30/13
Interest Accrual Period	06/17/13 - 07/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/13	348,473,644.84	22,981
Yield Supplement Overcollateralization Amount at 05/31/13	8,093,509.12	0

Receivables Balance at 05/31/13	356,567,153.96	22,981
Principal Payments	15,520,870.69	676
Defaulted Receivables	538,866.03	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/13	7,545,276.19	0

Pool Balance at 06/30/13	332,962,141.05	22,273

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	5,766,998.59	406
Past Due 61-90 days	1,433,313.67	97
Past Due 91 + days	156,269.85	13

Total	7,356,582.11	516

Total 31+ Delinquent as % Ending Pool Balance	2.21%

Recoveries	308,984.00

Aggregate Net Losses/(Gains) - June 2013	229,882.03

Overcollateralization Target Amount	17,480,512.41
Actual Overcollateralization	17,480,512.41

Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	42.77

Flow of Funds	$ Amount
Collections	16,973,519.57
Advances	1,968.31
Investment Earnings on Cash Accounts	2,286.88
Servicing Fee	(297,139.29)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	16,680,635.47

Distributions of Available Funds
(1) Class A Interest	275,777.35
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	14,697,149.85
(7) Distribution to Certificateholders	1,676,039.82
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,680,635.47

Servicing Fee	297,139.29
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 06/17/13	330,178,778.49
Principal Paid	14,697,149.85
Note Balance @ 07/15/13	315,481,628.64

Class A-1
Note Balance @ 06/17/13	0.00
Principal Paid	0.00
Note Balance @ 07/15/13	0.00
Note Factor @ 07/15/13	0.0000000%

Class A-2
Note Balance @ 06/17/13	0.00
Principal Paid	0.00
Note Balance @ 07/15/13	0.00
Note Factor @ 07/15/13	0.0000000%

Class A-3
Note Balance @ 06/17/13	223,454,778.49
Principal Paid	14,697,149.85
Note Balance @ 07/15/13	208,757,628.64
Note Factor @ 07/15/13	85.9084892%

Class A-4
Note Balance @ 06/17/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	87,531,000.00
Note Factor @ 07/15/13	100.0000000%

Class B
Note Balance @ 06/17/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	19,193,000.00
Note Factor @ 07/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	307,445.80
Total Principal Paid	14,697,149.85

Total Paid	15,004,595.65

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	178,763.82
Principal Paid	14,697,149.85

Total Paid to A-3 Holders	14,875,913.67

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4362641
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.8551856

Total Distribution Amount	21.2914497

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7356536
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	60.4820981

Total A-3 Distribution Amount	61.2177517

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/13	56,786.08
Balance as of 06/30/13	58,754.39
Change	1,968.31

Reserve Account
Balance as of 06/17/13	1,810,700.07
Investment Earnings	223.26
Investment Earnings Paid	(223.26)
Deposit/(Withdrawal)	—
Balance as of 07/15/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07